9. NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
9. NOTES PAYABLE
	December 31,
	2014	2013
Working capital facility - term loan	$128,685	$187,371
Subordinated loan – related party	81,378	92,259
	210,063	279,630
Less - Current Maturities	(118,149)	(41,657)
	$91,914	$237,973

Working Capital Facility

The Company has two credit facilities with the Rabobank, a national bank in the Netherlands.

The facility consists of the following two agreements:

1.	Long term loan for approximately $ 240,000, bears interest of approximately 6.4% and is payable quarterly with principal. The loan decreases on a quarterly basis by approximately $ 10,000, starting on September 30, 2012. As of December 31, 2014 the loan balance was $ 128,685.
2.	A line of credit of approximately $ 74,000 with a floating interest rate of 3.65% and 4.5% at December 31, 2014 and 2013, respectively. The balance on the credit facility at December 31, 2014 and 2013 was zero.

The working capital facility is secured by the following assets:

1.	Assets of the Company including receivables and intellectual property developed by the Company.
2.	Guarantee by principal members of management up to approximately $60,000.
3.	Guaranteed by the Netherlands government for the remaining balance in a hypothetical liquidation up to approximately $264,000.

Note Payable - Related Party

The Company issued two notes with an interest rate of 4% to a stockholder of the Company during 2012 for approximately $79,000 and $ 8,000.  The notes were converted into 736,450 shares of common stock valued at $85,681 on March 1, 2013. As the notes and accrued interest were converted at fair value of the common stock issued, no gain or loss was recorded.

Subordinated Loan - Related Party

A stockholder of the Company has granted a loan of approximately $81,000 to the Company due on September 15, 2015 with interest only payments of 4% per annum. The loan is subordinate to the interests of the working capital facility and is unsecured.

Aggregate Maturity Schedule of Borrowings

The aggregate maturities of long-term debt outstanding as of December 31, 2014 are as follows:

Years ending December 31,
2015	$118,149
2016	36,771
2017	36,757
2018	18,386
$210,063